LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

11.         LONG-TERM INVESTMENTS

Equity method investments

In April 2016, the Group invested cash consideration of $231 to set up a joint venture, Hainan RYB International Kindergarten Management Co., Ltd ("Hainan RYB"), with a third party, and obtained 51% equity interest in ownership. The Group holds three seats out of five of the board of directors of Hainan RYB. Subject to the articles of association of Hainan RYB, the adoption of any resolution of the board of directors shall require the affirmative vote of all directors of Hainan RYB. The Group used the equity method to account for the investment, because the Group had the ability to exercise significant influence but did not have control over the investee.

In September 2016, the Group invested cash consideration of $301 to acquire 16% equity interest in Beijing Seven Children Education Technology Co., Ltd. ("Seven Children"). The Group holds one seat out of three of the board of directors of Seven Children. The Group used the equity method to account for the investment, because the Group had the ability to exercise significant influence but did not have control over the investee.

In November 2018, the Group invested cash consideration of $4,400 for 19% equity interest in Beijing Da Ai Pre-school Management Education Technology Co., Ltd. (“Beijing Da Ai”). The Company holds one seat out of three of the board of directors of Beijing Da Ai. The Group accounts for the investment using equity method, because the Group has the ability to exercise significant influence but does not have control over the investee. As of December 31, 2018, the consideration payable at $3,809 remained outstanding.

The Group shared loss of $189,  $239 and $291 from its equity method investments during the years ended December 31, 2016, 2017 and 2018, respectively.

Available-for-sale security

On June 25, 2018, the Group entered into an investment agreement with the owners of Beijing Borderless Education Consulting Co., Ltd. ("Beijing Borderless"), a company established in the PRC, principally engaged in providing education content and operating traditional cultural service platforms. The Group purchased 20% equity ownership interest for a cash consideration of $436. The investment was classified as available-for-sale security and measured at fair value as the Group determined that investment was debt security due to the redemption option available to the investor. The unrealized holding gains or losses of nil was reported in other comprehensive income for the year ended December 31, 2018.

The management had performed impairment testing at the end of 2018 and determined there was no impairment on such investment during the year ended December 31, 2018.